SEGMENTED INFORMATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Total Revenue From Mining Operations	$ 14,616	$ 12,316	$ 41,796	$ 31,359